Average Annual Total Returns{- Fidelity Advisor® International Capital Appreciation Fund} - 10.31 Fidelity Advisor International Capital Appreciation Fund - AMCIZ PRO-11 - Fidelity Advisor® International Capital Appreciation Fund
	Fidelity Advisor International Capital Appreciation Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor International Capital Appreciation Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor International Capital Appreciation Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor International Capital Appreciation Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor International Capital Appreciation Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor International Capital Appreciation Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor International Capital Appreciation Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor International Capital Appreciation Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor International Capital Appreciation Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor International Capital Appreciation Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor International Capital Appreciation Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor International Capital Appreciation Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor International Capital Appreciation Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor International Capital Appreciation Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor International Capital Appreciation Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor International Capital Appreciation Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor International Capital Appreciation Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor International Capital Appreciation Fund - Class I Return Before Taxes Past 10 years	Fidelity Advisor International Capital Appreciation Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor International Capital Appreciation Fund-Class Z Return Before Taxes Past 10 years	Fidelity Advisor International Capital Appreciation Fund-Class Z Return Before Taxes Since Inception		Fidelity Advisor International Capital Appreciation Fund-Class Z Return Before Taxes Inception Date	F0340 Past 1 year	F0340 Past 5 years	F0340 Past 10 years
Total	14.89%	11.59%	9.22%	14.89%	11.62%	9.27%	8.82%	9.32%	7.69%	17.34%	11.82%	9.20%	19.98%	12.07%	9.05%	22.23%	13.22%	10.16%	22.36%		17.03%	[1]	Feb. 01, 2017	10.81%	9.11%	5.07%

[1]	(a)Since inception February 1, 2017.